Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net sales				$ 11,519,000	$ 6,803,000	$ 12,602,000	$ 11,692,000
Cost of sales				18,209,000	9,346,000	16,655,000	10,939,000
Gross Profit (loss)				(6,690,000)	(2,543,000)	(4,053,000)	753,000
Selling and marketing expenses				5,407,000	3,305,000	4,730,000	3,025,000
General and administrative expenses				16,116,000	11,744,000	16,861,000	21,872,000
Research and development expenses				28,268,000	27,376,000	36,971,000	40,085,000
Operating loss				(56,481,000)	(44,968,000)	(62,615,000)	(64,229,000)
Other income - interest income				162,000	265,000	509,000	12,000
Interest expense				(2,097,000)	(1,762,000)	(2,239,000)	(2,654,000)
Change in fair value of SAFE notes					(24,215,000)	(24,215,000)	(12,345,000)
Change in fair values of warrant liabilities				(12,562,000)	(164,000)	(256,000)	(143,000)
Loss on extinguishment of debt				(866,000)	(6,124,000)	(6,124,000)	0
Other income				10,000	234,000	262,000	0
Other expense				(393,000)	(40,000)	(40,000)	(191,000)
Net income/(loss) before income taxes				(72,227,000)	(76,774,000)	(94,718,000)	(79,550,000)
Income taxes						0	0
Net income/(loss) attributable to common shares				$ (72,227,000)	$ (76,774,000)	$ (94,718,000)	$ (79,550,000)
Net income (loss) attributable to common stockholders, basic and diluted				$ (8.25)	$ (9.46)	$ (11.47)	$ (12.00)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted				9,510,996	8,676,669	8,718,104	6,631,873
Gores Metropoulos, Inc.
Professional fees and other expenses	$ (4,049,658)	$ (150,796)	$ (20,554)	$ (4,408,626)	$ (460,780)	$ (620,871)
State franchise taxes, other than income tax	(50,000)	(50,000)	(1,431)	(150,000)	(150,000)	(200,000)
Operating loss	(4,099,658)	(200,796)	(21,985)	(4,558,626)	(610,780)	(820,871)
Other income - interest income						7,707,654
Other income	26,672	2,112,905		1,351,950	6,005,266
Net income/(loss) before income taxes	(4,072,986)	1,912,109	(21,985)	(3,206,676)	5,394,486	6,886,783
Income taxes	46,571	(405,292)		(171,781)	(1,132,843)	(1,441,607)
Net income/(loss) attributable to common shares	(4,026,415)	1,506,817	$ (21,985)	(3,378,457)	4,261,643	5,445,176
Gores Metropoulos, Inc. | Class A Common Stock
Net income/(loss) attributable to common shares	$ (3,215,855)	$ 1,627,320		$ (2,433,543)	$ 4,654,530	$ 5,938,019
Net income (loss) attributable to common stockholders, basic and diluted	$ (0.08)	$ 0.04		$ (0.06)	$ 0.13	$ 0.16
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	40,000,000	40,000,000		40,000,000	34,872,000	36,164,000
Gores Metropoulos, Inc. | Class F Common Stock
Net income/(loss) attributable to common shares	$ (810,560)	$ (120,503)		$ (944,914)	$ (392,887)	$ (492,843)	$ (21,985)
Net income (loss) attributable to common stockholders, basic and diluted	$ (0.08)	$ (0.01)	$ 0.00	$ (0.09)	$ (0.04)	$ (0.05)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	10,000,000	10,000,000		10,000,000	10,217,500	10,162,656	10,781,250